Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000259889 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000259889 | Northwestern Mutual Series Fund, Inc., Select Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000259889 | Northwestern Mutual Series Fund, Inc., International Equity Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000259889 | iShares Core MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000259889 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000259889 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000259889 | Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000259889 | Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000259889 | Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000259889 | Northwestern Mutual Series Fund, Inc., International Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000259889 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000259889 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000259889 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000259889 | Foreign Equity
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000259889 | Domestic Equity
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000259890 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000259890 | Northwestern Mutual Series Fund, Inc., International Equity Portfolio
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000259890 | iShares Core MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000259890 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000259890 | Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000259890 | Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000259890 | Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000259890 | Northwestern Mutual Series Fund, Inc., International Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000259890 | Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000259890 | Invesco S&P 500 Equal Weight ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000259890 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000259890 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000259890 | Foreign Equity
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000259890 | Domestic Equity
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000259888 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000259888 | Northwestern Mutual Series Fund, Inc., Select Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000259888 | Northwestern Mutual Series Fund, Inc., International Equity Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000259888 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000259888 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000259888 | Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000259888 | Northwestern Mutual Series Fund, Inc., Multi-Sector Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000259888 | State Street SPDR Portfolio Long Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000259888 | Northwestern Mutual Series Fund, Inc., Short-Term Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000259888 | State Street SPDR Dow Jones REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000259888 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000259888 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000259888 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	71.20%
C000259888 | Foreign Equity
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000259888 | Domestic Equity
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000000079 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000000079 | Northwestern Mutual Series Fund, Inc., Select Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000000079 | Northwestern Mutual Series Fund, Inc., International Equity Portfolio
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000000079 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000079 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000000079 | Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000000079 | Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000079 | Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000000079 | Invesco S&P 500 Equal Weight ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000079 | Northwestern Mutual Series Fund, Inc., Multi-Sector Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000000079 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000079 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000079 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000000079 | Foreign Equity
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000000079 | Domestic Equity
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000000080 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000000080 | Northwestern Mutual Series Fund, Inc., Select Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000000080 | Northwestern Mutual Series Fund, Inc., International Equity Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000080 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000080 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000000080 | Northwestern Mutual Series Fund, Inc., International Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000080 | Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000080 | Northwestern Mutual Series Fund, Inc., Multi-Sector Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000000080 | State Street SPDR Portfolio Long Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000000080 | State Street SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000080 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000080 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000080 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000000080 | Foreign Equity
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000000080 | Domestic Equity
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000000076 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000000076 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000000076 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000076 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000000076 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000076 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000076 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000076 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000076 | The Coca-Cola Co.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000076 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000076 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000076 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000000076 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000076 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000000076 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000000076 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000000076 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000000076 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000000076 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000000076 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000000076 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000000076 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000050280 | Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000050280 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000050280 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000050280 | MediaTek, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000050280 | Tencent Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000050280 | Grupo Mexico SAB de CV
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000050280 | HDFC Bank, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000050280 | NAURA Technology Group Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000050280 | Contemporary Amperex Technology Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000050280 | Chroma ATE, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000050280 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000050280 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000050280 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000050280 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000050280 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000050280 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000050280 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000050280 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000050280 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000050280 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000050280 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000050280 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000050280 | India
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000050280 | China
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000050280 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000050280 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000050280 | Other
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000000077 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000000077 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000000077 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000077 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000000077 | The Southern Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000077 | MetLife, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000077 | Intel Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000077 | QUALCOMM, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000077 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000077 | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000077 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000077 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000077 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000077 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000000077 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000077 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000000077 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000000077 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000000077 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000000077 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000000077 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000000077 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000000090 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000090 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000000090 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000000090 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000000090 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000000090 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000000090 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000090 | The Boeing Co.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000000090 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000090 | Monster Beverage Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000090 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000090 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000000090 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000000090 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000000090 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000000090 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000000090 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000000090 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000000083 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000000083 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000000083 | US Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	63.30%
C000000091 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000000091 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000000091 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000091 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000000091 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000000091 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000000091 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000000091 | Samsung Electronics Co., Ltd., GDR
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000091 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000091 | Carvana Co.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000091 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000091 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000000091 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000000091 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000000091 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000000091 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000000091 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000091 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000000091 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000000081 | CCO Holdings LLC / CCO Holdings Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000081 | TransDigm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000081 | HUB International, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000081 | Venture Global Plaquemines LNG LLC
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000081 | Cloud Software Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000081 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000081 | Ford Motor Credit Co. LLC
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000081 | Ardonagh Group Finance, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000081 | 1011778 BC ULC / New Red Finance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000081 | Antero Midstream Partners LP / Antero Midstream Finance Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000081 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000081 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000000081 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000081 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000000081 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000081 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000081 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000000081 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000000081 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000000081 | Financial
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000000081 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000000081 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000000089 | Twilio, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000000089 | Carpenter Technology Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000000089 | MKS, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000000089 | Curtiss-Wright Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000000089 | Entegris, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000000089 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000000089 | ATI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000000089 | Illumina, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000000089 | TechnipFMC PLC
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000000089 | Sterling Infrastructure, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000000089 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000000089 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000089 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000000089 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000089 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000000089 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000000089 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000089 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000000089 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000000089 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000000089 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000000089 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000000078 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000000078 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000000078 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000000078 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000000078 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000000078 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000078 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000078 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000078 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000078 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000078 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000078 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000000078 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000078 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000078 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000078 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000078 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000078 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000000078 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000000078 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000000078 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000000078 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000050279 | FormFactor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000050279 | ViaSat, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000050279 | Molina Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000050279 | Argan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000050279 | BrightSpring Health Services
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000050279 | Element Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000050279 | MaxLinear, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000050279 | Krystal Biotech, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000050279 | ESCO Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000050279 | Match Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000050279 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000050279 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000050279 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000050279 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000050279 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000050279 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000050279 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000050279 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000050279 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000050279 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000050279 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000050279 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000050276 | US Treasury Inflation Index Bond
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000050276 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000050276 | Government National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000050276 | Capital One Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000050276 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000050276 | Fastnet Funding Co. LLC
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000050276 | Aquitaine Funding Co. LLC
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000050276 | Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000050276 | The Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000050276 | Santander Mortgage Asset Receivables Trust, Series 2026-NQM4, Class A1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000050276 | AssetType:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000050276 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000050276 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000050276 | Structured Products
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000050276 | Governments
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000000087 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000000087 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000087 | BNP Paribas SA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000000087 | Johnson Controls International PLC
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000087 | Infineon Technologies AG
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000087 | Banco Santander SA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000087 | Barclays PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000087 | GSK PLC
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000087 | UBS Group AG
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000087 | Itau Unibanco Holding SA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000087 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000087 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000087 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000087 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000000087 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000000087 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000087 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000000087 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000000087 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000000087 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000000087 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000000087 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000000087 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000000087 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000000087 | France
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000000087 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000000087 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000000087 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000000087 | United States
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000000087 | Other
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000000086 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000000086 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000000086 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000086 | Schneider Electric SE
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000086 | Rolls-Royce Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000000086 | Safran SA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000086 | Airbus SE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000086 | Advantest Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000086 | BAE Systems PLC
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000086 | ABB, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000086 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000086 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000000086 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000000086 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000000086 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000000086 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000086 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000000086 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000000086 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000000086 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000000086 | France
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000000086 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000000086 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000000086 | United States
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000000086 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000000086 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000000086 | Other
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000050277 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000050277 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000050277 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000050277 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000050277 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000050277 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000050277 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000050277 | Mastercard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000050277 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000050277 | American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000050277 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000050277 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000050277 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000050277 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000050277 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000050277 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000050277 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000050277 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000050277 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000050277 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000050277 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000050277 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000000075 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000000075 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000000075 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000000075 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000075 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000000075 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000000075 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000000075 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000075 | The Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000075 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000075 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000000075 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000000075 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000000075 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000075 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000075 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000075 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000000075 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000000075 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000000075 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000000075 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000000075 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000050275 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000050275 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000050275 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000050275 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000050275 | Marsh & McLennan Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000050275 | Duke Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000050275 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000050275 | Becton Dickinson and Co.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000050275 | Enterprise Products Partners LP
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000050275 | BlackRock, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000050275 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000050275 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000050275 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000050275 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000050275 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000050275 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000050275 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000050275 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000050275 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000050275 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000050275 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000050282 | US Treasury Inflation Index Bond
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000050282 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000050282 | US Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	119.50%
C000050282 | Uniform Mortgage Backed Security TBA
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000050282 | US Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000050282 | Federal Home Loan Mortgage Corp., Series 4092, Class AY
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000050282 | Federal Home Loan Mortgage Corp., Series 4387, Class AZ
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000050282 | Federal Home Loan Mortgage Corp., Series 4398, Class ZX
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000050282 | US Treasury Bond Strip Coupon
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000050282 | Federal National Mortgage Association, Series 2016-61, Class ML
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000050282 | AssetType:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	(51.60%)
C000050282 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000050282 | Structured Products
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000050282 | Governments
Holdings [Line Items]
Percent of Net Asset Value	131.80%
C000000085 | Datadog, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000085 | Snowflake, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000085 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000085 | Astera Labs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000085 | Robinhood Markets, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000085 | Teradyne, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000085 | Lumentum Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000085 | Fastenal Co.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000085 | Rocket Lab Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000085 | Chipotle Mexican Grill, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000085 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000000085 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000085 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000085 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000085 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000085 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000085 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000085 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000000085 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000000085 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000000085 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000000085 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000000088 | Becton Dickinson and Co.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000088 | Enterprise Products Partners LP
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000088 | Kimberly-Clark Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000088 | Commerce Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000088 | Zimmer Biomet Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000088 | Henry Schein, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000088 | Labcorp Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000088 | Evergy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000088 | Packaging Corp. of America
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000088 | Xcel Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000088 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000088 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000088 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000000088 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000000088 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000000088 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000000088 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000088 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000000088 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000000088 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000000088 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000000088 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000050283 | US Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000050283 | Uniform Mortgage Backed Security TBA
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000050283 | Citigroup Global Markets, Inc. Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000050283 | Canadian Imperial Bank of Commerce Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000050283 | Saudi Government International Bond
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000050283 | Republic of South Africa Government International Bond
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000050283 | Colombian TES
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000050283 | United Mexican States
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000050283 | Abu Dhabi Government International Bond
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000050283 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000050283 | AssetType:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000050283 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000050283 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000050283 | Structured Products
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000050283 | Governments
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000050283 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000050283 | Convertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000050283 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000050283 | Bank Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000050278 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000050278 | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000050278 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000050278 | Schneider Electric SE
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000050278 | Mizuho Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000050278 | Tokyo Electron, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000050278 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000050278 | Hitachi, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000050278 | AstraZeneca PLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000050278 | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000050278 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000050278 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000050278 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000050278 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000050278 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000050278 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000050278 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000050278 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000050278 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000050278 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000050278 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000050278 | France
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000050278 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000050278 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000050278 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000050278 | United States
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000050278 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000050278 | Other
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000000082 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000000082 | Government National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000000082 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000000082 | The Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000082 | US Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000000082 | Uniform Mortgage Backed Security TBA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000082 | US Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000000082 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000082 | Honeywell Aerospace, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000000082 | Government National Mortgage Association, Series 2025-1, Class GC
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000000082 | AssetType:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000000082 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000000082 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000000082 | Structured Products
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C000000082 | Governments
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000050281 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000050281 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000050281 | The Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000050281 | US Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000050281 | Keurig Dr. Pepper, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000050281 | Volkswagen Group of America Finance LLC
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000050281 | HCA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000050281 | SBA Tower Trust
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000050281 | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000050281 | Hyundai Capital America
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000050281 | AssetType:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000050281 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000050281 | Structured Products
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000050281 | Governments
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000000074 | MKS, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000074 | FirstCash Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000074 | Moog, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000074 | Marex Group PLC
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000074 | Dave, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000074 | Dorman Products, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000074 | Alignment Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000074 | Ensign Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000074 | Casella Waste Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000074 | MYR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000074 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000074 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000074 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000074 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000074 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000000074 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000074 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000074 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000000074 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000000074 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000000074 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000000074 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000000074 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000084 | Pinnacle Financial Partners, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000084 | Columbia Banking System, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000084 | Curbline Properties Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000084 | PennyMac Financial Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000084 | CareTrust REIT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000084 | Hut 8 Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000084 | Cytokinetics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000084 | Vishay Intertechnology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000084 | HA Sustainable Infrastructure Capital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000084 | Arcosa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000084 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000084 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000084 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000000084 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000000084 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000084 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000000084 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000084 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000000084 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000000084 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000000084 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000000084 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%